Annual Total Returns - Tax-Exempt Portfolio [BarChart] - 03.31 FIMM Funds Class 2 Combo PRO-09 - Tax-Exempt Portfolio - Class II	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.02%
Annual Return 2014	0.03%
Annual Return 2015	0.08%
Annual Return 2016	0.25%
Annual Return 2017	0.56%
Annual Return 2018	1.15%
Annual Return 2019	1.21%
Annual Return 2020	0.38%